SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 3) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Information of Registrant
Net unrealized gains (losses) on investments, all from subsidiaries, income tax	$ 589,132	$ 202,955
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, income tax	(18,428)	(5,223)
Accumulated loss - derivatives, income tax	(4,111)	(6,355)
Minimum pension liability adjustment, income tax	(35,970)	(25,612)
PROTECTIVE LIFE CORPORATION
Condensed Financial Information of Registrant
Undistributed income of subsidiaries	2,856,511	2,761,154
Net unrealized gains (losses) on investments, all from subsidiaries, income tax	589,132	202,955
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, income tax	(18,428)	(5,223)
Accumulated loss - derivatives, income tax	(4,111)	(6,335)
Minimum pension liability adjustment, income tax	$ (35,970)	$ (25,612)